Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Aggregate balance - January 1	$ 9,684	$ 5,260
New loans	1,474	6,668
Repayments	(612)	(2,244)
Aggregate balance - December 31	$ 10,546	$ 9,684